Submission	May 01, 2026
Submission [Line Items]
Central Index Key	0001802255
Registrant Name	Guardian Pharmacy Services, Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES